16 Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowings

16	Borrowings

(a)	Borrowings (i)

	Annual financial charges	2019	2018
Foreign currency
Bonds	Note 16 (b)	24,583,325	21,930,575
Export prepayment	Note 16 (c)	863,293	810,542
Working capital	Argentine Peso exchange variation		48
Investments	Note 16 (d)	751,376	620,160
Other	Note 16 (e)	1,952,667	1,147,397
Transactions costs		(499,194)	(346,921)
		27,651,467	24,161,801

Current liabilities		676,831	610,922
Non-current liabilities		26,974,636	23,550,879
Total		27,651,467	24,161,801

Local currency
Export credit notes	100.00 of CDI + 0.70	405,642	406,258
Commercial notes	100.00 of CDI + 0.85	554,307
BNDES	4.00	19,998	52,081
BNDES	IPCA + 6.04	270,520
BNB/ FINEP/ FUNDES/FINISA/FINAME	6.01	78,776	239,969
FINAME	TLP + 6.00	324	555
BNB-FNE (Fundo Constitucional de Financiamentos do Nordeste)	IPCA + interest between 2.39 and 2.78	5,582
Fundo de Desenvolvimento do Nordeste (FDNE)	6.50	32,152	37,099
Other	19.14	237	426
Transactions costs		(2,029)	(33)
		1,365,509	736,355

Current liabilities		98,093	126,514
Non-current liabilities		1,267,416	609,841
Total		1,365,509	736,355

Foreign currency and local currency
Current liabilities		774,924	737,436
Non-current liabilities		28,242,052	24,160,720
Total		29,016,976	24,898,156

(i)	At December 31, 2109, the Company complied with all covenants.

(b)	Bonds

		Issue amount		Interest
Issue date		US$	Maturity	(% per year)	2019	2018

May-2010	(i)	400,000	May-2020	7.00		81,434
May-2010	(i)	350,000	May-2020	7.00		1,370,156
October-2010		450,000	no maturity date	7.38	1,025,428	985,767
April-2011	(i)	750,000	April-2021	5.75		2,676,195
July-2011		500,000	July-2041	7.13	2,078,372	1,997,984
February-2012	(i)	250,000	April-2021	5.75		980,304
February-2012		250,000	no maturity date	7.38	1,025,428	985,767
May-2012	(ii)	500,000	May-2022	5.38	1,175,799	1,954,177
July-2012		250,000	July-2041	7.13	1,039,186	998,992
February-2014		500,000	February-2024	6.45	2,068,790	1,988,773
May-2014		250,000	February-2024	6.45	1,034,395	994,387
October-2017	(iii)	500,000	January-2023	3.50	847,715	1,969,609
October-2017		1,250,000	January-2028	4.50	5,145,440	4,947,030
November-2019	(iv)	1,500,000	January-2030	4.50	6,090,640
November-2019	(v)	750,000	January-2050	5.88	3,052,132
Total		8,450,000			24,583,325	21,930,575

(i)	Prepaid.
(ii)	Partially prepaid (US$210,735).
(iii)	Partially prepaid (US$293,105).
(iv)	The effective interest rate including transaction costs is 4.70% p.a.
(v)	The effective interest rate including transaction costs is 5.95% p.a.

The Company and its subsidiaries may, from time to time, acquire in the secondary market bonds issued by the Company and/or its subsidiaries.

(c)	Export pre-payment

		Initial amount
		of the transaction
Issue date		(US$ thousand)	Maturity	Charges (% per year)	2019	2018
January-2013	(i)	200,000	November-2022	US dollar exchange variation + semiannual Libor + 1.10		311,082
September-2017		135,000	March-2027	US dollar exchange variation + semiannual Libor + 1.61	457,712	499,460
October-2019		100,000	October-2024	US dollar exchange variation + semiannual Libor + 1.75	405,581
Total		435,000			863,293	810,542

(i)	Prepaid in November 2019.

(d)	Capital raised for construction of new plant in United States

The subsidiary Braskem America contracted a credit facility in the amount of up to US$225 million (R$ 900 million) that is secured by Euler Hermes, a German export credit agency, which will be used to finance a portion of the investment in the new PP plant located in La Porte, Texas. The funds will be released in accordance with the progress of the project’s construction and the total amount funded is expected to be disbursed by December 30, 2020.

		Initial amount
		of the transaction
Issue date		(US$)	Maturity	Charges (% per year)	2019	2018
July-2018	(i)	179,398	December-2028	Us dollar exchange variation + semianual Libor + 0.65	751,376	620,160
Total		179,398			751,376	620,160

(i)	US$130,650 released in July 2018, US$13,677 in September 2018, US$13,823 in December 2018, US$7,688 in March 2019, US$6,231 in June 2019, US$4,549 in September 2019 and US$2,780 in December 2019.

(e)	Others

			Initial amount
			of the transaction
Identification		Issue date	(US$)	Maturity	Charges (% per year)	2019	2018
SACE	(i)	November-2018	295,125	November-2028	Us dollar exchange variation + semianual Libor + 0.90	1,073,526	1,147,397
SACE	(i)	December-2019	150,000	December-2029	Us dollar exchange variation + semianual Libor + 0.90	605,448
MONFORTE	(ii)	April-2019	72,345	April-2026	Us dollar exchange variation + semianual Libor + 1.00	273,693
		Total	517,470			1,952,667	1,147,397

(i)	Credit facility contracted by the subsidiary Braskem Netherlands B.V. with guarantee from SACE Covered Facility Agreement, an Italian export credit agency.
(ii)	Credit facility contracted by Braskem S.A. with a term of 7 years. To consummate this facility, certain assets of the Company’s plants were pledged to the financial institution in amount higher than financing.

(f)	Payment schedule

The maturity profile of the long-term amounts is as follows:

	2019	2018

2020		1,748,531
2021	380,324	3,933,857
2022	1,549,976	2,256,444
2023	1,416,730	2,355,549
2024	4,418,409	3,336,032
2025	369,725	234,270
2026	350,320	234,296
2027	297,382	205,157
2028	5,314,976	5,028,265
2029	71,326
2030 and thereafter	14,072,884	4,828,319
Total	28,242,052	24,160,720

(g)	Guarantees

Braskem gave collateral for part of its borrowings as follows:

		Total	Total
Loans	Maturity	debt 2019	guaranteed	Guarantees

BNB	March-2023	24,542	24,542	Bank surety
BNDES	January-2021	19,998	19,998	Mortgage of plants, land and property, pledge of machinery and equipment
FUNDES	June-2020	15,976	15,976	Mortgage of plants, land and property, pledge of machinery and equipment
FINEP	July-2024	33,783	33,783	Bank surety
FINAME	April-2021	324	324	Pledge of equipment
FINISA	December-2023	4,475	4,475	Bank surety
BNB-FNE	December-2027	5,582	5,582	Bank surety and pledge of reserve liquidity fund.
Other	July-2021	237	237	Pledge of equipment
Total		104,917	104,917

Braskem S.A. has fully and unconditionally guaranteed the debt securities issued by Braskem Finance, Braskem America Finance and Braskem Netherlands Finance B.V. 100-percent-owned subsidiaries of Braskem. There are no significant restrictions on the ability of Braskem to obtain funds from these subsidiaries.